Related Party Transactions	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

4. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, of Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). From November 16, 2011 until February 29, 2012, Fresenius SE purchased 3.5 million ordinary shares of FMC-AG & Co. KGaA in market transactions. Fresenius SE, the Company's largest shareholder, owns approximately 31.2% of the Company's voting shares as of September 30, 2012.

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During the nine-months ended September 30, 2012 and 2011, amounts charged by Fresenius SE to the Company under the terms of these agreements were $60,634 and $51,357, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $4,396 and $4,918 for services rendered to the Fresenius SE Companies during the first nine months of 2012 and 2011 respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $18,779 and $19,442 during the nine months ended September 30, 2012 and 2011, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $12,243 and $9,772, respectively, for its management services during the nine months ended September 30, 2012 and 2011.

b)       Products

For the first nine months of 2012 and 2011, the Company sold products to the Fresenius SE Companies for $16,802 and $14,579, respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $35,572 and $39,350, respectively.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Pharmaceuticals Inc. (“APP Inc.”), through an independent group purchasing organization (“GPO”). APP Inc. is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During the nine-months ended September 30, 2012 and 2011, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately $12,820 and $18,900, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

As of September 30, 2012, the Company had borrowings outstanding with Fresenius SE of €39,300 ($50,815 as of September 30, 2012) at an interest rate of 1.365%, due on October 31, 2012.

As of September 30, 2012, the Company had loans of CNY 263,056 ($41,856 as of September 30, 2012) outstanding with a subsidiary of Fresenius SE at a weighted average interest rate of 6.121%, due on April 14, 2013 and May 23, 2014.

On August 19, 2009, the Company borrowed €1,500 ($1,940 as of September 30, 2012) from the General Partner at 1.335%. The loan repayment has been extended periodically and is currently due August 20, 2013 at an interest rate of 2.132%.